Other Non-operating (income)/ expenses, net - Summary of Other Non-operating (income)/ expenses, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Foreign exchange gain/(loss)	$ (516,654)	$ (1,289,938)
Other, net	51,136	(6)
Total	$ (465,518)	$ (1,289,944)